Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Assets Current [Line Items]
Gain loss on divestiture of business	$ 600	$ 3,800
Proceeds From thirdy party buyer under asset purchase agreement	$ 2,600	$ 3,800